SECURITIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Asset Backed Securities Pledged To Secure Certain Deposits	$ 29,900,000
Asset Backed Securities Pledged As Collateral	5,600,000
Percentage Of Asset Backed Securities In Investment Portfolio	97.00%	96.00%
Amount	154,756,678	190,477,003
Amortized Cost, Held to Maturity	112,619,434	153,516,839
Asset Backed Securities and Corporate Securities At Fair Value	11,956,182
Investment Securities - Held to Maturity	114,187,018	154,030,993
Losses on sales of HTM investment securities	157,153	0
Net losses on sale of investment securities	3,736	0
Other than Temporary Impairment Losses, Investments, Held-to-maturity Securities			148,000
Gains on sales of AFS investment securities	153,417	0
Held To Maturity Securities Debt Maturities Par Value	$ 961,000
Held-to-maturity Securities, Debt Maturities, Fair Value	764,000
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	575,000
Securities available for sale (AFS), at fair value	47,205,663	41,827,612
Mortgage-Backed Securities, Issued By Private Enterprises [Member]
Available For Sale Securities Average Life	2 years 22 days
Held To Maturity Securities Average Life Guaranteed By Issuer To Credit Risk		1 year 11 months 16 days
Amortized Cost, Held to Maturity	107,430,375	142,927,666
Percentage of amortized cost, unrealized loss	87.00%	83.00%
Asset-backed Securities Issued By Other [Member]
Available For Sale Securities Average Life	2 years 4 months 6 days
Held To Maturity Securities Average Life Guaranteed By Issuer To Credit Risk	1 year 7 months 10 days
Percentage of amortized cost, unrealized loss	13.00%	17.00%
Percentage Of Amortized Cost Related To Unrealized Loss Residential Cmo	10.91%	14.45%
Asset-Backed Securities [Member]
Amortized Cost, Held to Maturity	111,869,493
Investment Securities - Held to Maturity	113,437,077
Percentage of amortized cost, unrealized loss	0.09%	0.03%
Collateralized Mortgage Backed Securities [Member]
Available For Sale Securities Average Life	3 years 5 months 5 days	2 years 8 months 19 days
Held To Maturity Securities Average Life Guaranteed By Issuer To Credit Risk	3 years 2 months 27 days	2 years 6 months 26 days
Held-To-Maturity Securities [Member]
Amount	3,796,011
Available For Sale Securities Average Life	3 years 2 months 1 day
Held To Maturity Securities Average Life Guaranteed By Issuer To Credit Risk	2 years 4 months 24 days
Percentage of amortized cost, unrealized loss	21.00%	26.00%
Available-For-Sale Securities [Member]
Amount	1,469,911
Available For Sale Securities Average Life	3 years 5 months 5 days	1 year 7 months 24 days
Held To Maturity Securities Average Life Guaranteed By Issuer To Credit Risk	3 years 3 months 4 days	1 year 7 months 10 days
Asset Backed Securities and Corporate Securities At Fair Value	18,170,977
Standard Poor's, Aaa Rating [Member]
Amount	$ 150,317,560	$ 181,958,323